Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of estimated useful lives using the declining-balance method as follows;	Property and equipment are recorded at cost and are depreciated over their estimated useful lives using the declining-balance method at the following annual rates:

Computer hardware	30%
Computer software	30%
Furniture and fixtures	20%
Networking equipment	20%

Summary of intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:
Identifiable intangible assets comprise assets that have a definite life. Customer relationship intangibles are recognized
on an accelerated basis and
the
other intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Customer relationships	10 – 13 years
Technology	5 – 9 years
Carrier contracts	10 years
Trademarks	9 – 10 years
Non-compete agreements	3 years
Internally developed and acquired computer software	3 – 5 years